Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	The Compensation Committee also considers the number and value of awards held by the Executive Officer in order to maintain an appropriate level of incentive for that individual. We do not take material nonpublic information into account when determining the timing and terms of equity awards, nor do we time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The Compensation Committee has the authority to review extraordinary events that impact on the Company’s performance and may adjust the calculation of the number of shares earned under an award by taking into account the effect of any such extraordinary events. The Compensation Committee did not make any such adjustments for Fiscal 2025.
Award Timing MNPI Considered [Flag]	false
Award Timing, How MNPI Considered [Text Block]	We do not take material nonpublic information into account when determining the timing and terms of equity awards, nor do we time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.